Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
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Estimated Useful Lives of Property, Plant and Equipment	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Estimated useful lives (years)
Pin Pads & POS	3
IT equipment and facilities	5-10
Leasehold improvements	3-5
Furniture and fixtures	10
Telephony equipment	5
Vehicles	5

Estimated Useful Lives of Intangible Assets
The amortization of intangible assets with definite lives is recognized in profit or loss in the expense category consistent with the use of intangible assets. The useful lives of the intangible assets are shown below:

Estimate useful life (years)
Software	5
Customer relationship	10
Trademarks and patents	1-2
License s for use	5

Summary of Sales Revenues Subject to Taxes and Contributions
Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

	Rate
	Transaction activities and other services	Subscription services and equipment rental	Financial income
Contribution on gross revenue for social integration program (“PIS”) (a)	1.65%	1.65%	0.65%
Contribution on gross revenue for social security financing (“COFINS”) (a)	7.60%	7.60%	4.00%
Taxes on service (“ISS”) (b)	2.00%	—	—
Social security levied on gross revenue (“INSS”) (c)	4.50%	—	—

(a)
PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 23) against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 10) and are offset on a monthly basis against Taxes payable (Note 17) and presented net, as the amounts are due to the same tax authority.

(b)
ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 23) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%. The ISS stated in the table is applicable to the city of São Paulo and refers to the rate most commonly levied on the Group’s operations.

(c)
INSS is a social security charge levied on wages paid to employees. The subsidiaries Equals and Mundipagg pay INSS at a rate of 4.50% on gross revenue due to the benefits this regime offers compared with social security tax on payroll.

Schedule of Taxes Paid on Purchase of Goods andServices
Taxes paid on purchase of goods and services can normally be recovered as tax credits, at the following statutory rates:

Rate
Contribution on gross revenue for social integration program (“PIS”)	1.65%
Contribution on gross revenue for social security financing (“COFINS”)	7.60%

Summary of Depreciation Method of Right Of Use Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Estimated useful lives (years)
Offices	1-10
Vehicles	1-3
Software	3

Summary of Detailed Information on Impact of IFRS 16 on Financial Position
Impact of adoption on the statement of financial position (increase/(decrease)) as of January 1, 2019 is as follows:

2019
Assets
Property and equipment (Offices)	35,213
Property and equipment (Vehicles)	5,722

Total assets	40,935

Liabilities
Loans and financing	40,935

Total liabilities	40,935

Summary of Impact on Adoption Of Profit or Loss
Impact of adoption on the statement of profit or loss (increase/(decrease)) in the year ended December 31, 2019 is as follows:

2019
Depreciation expense (included in Cost of services)	(665)
Depreciation expense (included in Administrative expenses)	(13,549)
Depreciation expense (included in Selling expenses)	(9,001)
Amortization expense	(4,168)
Expense relating to short-term leases and leases of low-value assets	(183)
Financial expenses, net	(4,904)
Deferred income tax and social contribution	(1,084)
Rent expense (included in Cost of services and Administrative expenses) (*)	27,515

Expense for the period	(6,039)

Attributable to:
Equity holders of the parent	(6,039)
Non-controlling interests	—
(*)
Recognized under IAS 17 - Leases

Summary of Detailed Information on Impact of IFRS 16 on Cash Flows	The impact of adoption on the statement of cash flows (increase/(decrease)) for the year ended December 31, 2019 is as follows:

2019
Net profit	(6,039)
Depreciation and Amortization	27,383
Other financial costs and foreign exchange, net	4,904
Loss on disposal of property, equipment and intangible assets	(46)
Deferred income tax and social contribution	1,084
Working capital adjustments:
Prepaid Expenses	8,144
Net cash used in operating activities	35,430
Payment of finance leases	(35,430)
Net cash provided by financing activities	(35,430)

Summary of Movements in Carrying Amounts of Right Of Use Assets and Lease Liabilities
Set out below, are the carrying amounts of the Group’s
right-of-use
assets and lease liabilities and the movements during the year:

	Right-of-use assets
	Offices	Vehicles	Software	Total	Lease liabilities
As of December 31, 2018	—	—	—	—	—
Initial adoption of IFRS 16	35,213	5,722	—	40,935	40,935
As of January 1, 2019	35,213	5,722	—	40,935	40,935
Additions	69,856	6,346	37,513	113,715	113,715
Depreciation expense	(18,343)	(4,872)	(4,168)	(27,383)	—
Interest expense	—	—	—	—	4,904
Payments	—	—	—	—	(35,430)
Disposals	(134)	(683)	—	(817)	(863)

As of December 31, 2019	86,592	6,513	33,345	126,450	123,261